Financial Instruments and Risk Management - Summary of Derivative Instruments Contracted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 BRL (R$)
Derivative financial instruments [Abstract]
Swap operation floor rate	R$ 3.25
Swap ceiling rate	R$ 5
FX Variation Interest rate	9.25%